Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Research and development	$ 1,463	$ 357
Prepaid insurance	661	1,378
Other	343	518
Total	$ 2,467	$ 2,253